Intangible assets, net (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Patents	$ 115,530	$ 115,051
Less: accumulated amortization	(114,815)	(109,423)
Intangible assets, net	$ 715	5,628
Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Defined Benefit Plan Disclosure [Line Items]
Patents		115,051	$ 116,768
Less: accumulated amortization		(109,423)	(100,371)
Intangible assets, net		$ 5,628	$ 16,397